UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00032
American Funds Fundamental Investors
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class A
| ANCFX
for
the
six
months
ended
June
30,
2026
This semi-annual shareholder report contains important information about Fundamental Investors

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class C
| AFICX
for the six months ended
June
30,
2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 70	1.31% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-1
| AFIFX
for the six months ended
June
30,
20
26
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-2
| FINFX
for the six months
ended
June 30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 21	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-3
| FUNFX
for the six months
ended
June 30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.28% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-A
| CFNAX
for the six
months
ended June 30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-C
| CFNCX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 73	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-E
| CFNEX
for the six
months
ended June 30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.85% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-2
| FFXFX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-3
| FEEFX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 18	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-1
| RFNAX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 72	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-2
| RFNBX
for the six months
ended
June 30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 73	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-2E
| RFEBX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 57	1.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-3
| RFNCX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-4
| RFNEX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-5E
| RFNHX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-5
| RFNFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 18	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-010-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-6
| RFNGX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.28% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 181,206
Total number of portfolio holdings	244
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-010-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fundamental Investors®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. MFGEFP2-010-0826 © 2026 Capital Group. All rights reserved.

Investment portfolio June 30, 2026unaudited

Common stocks 95.90%	Shares	Value (000)
Information technology 34.95%
Broadcom, Inc.	29,023,672	$10,963,692
Taiwan Semiconductor Manufacturing Co., Ltd.	60,155,000	4,619,221
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,747,300	2,744,738
Micron Technology, Inc.	6,361,998	7,343,591
Microsoft Corp.	18,525,105	6,910,235
NVIDIA Corp.	30,573,914	6,117,534
KLA Corp.	13,140,349	3,964,575
SK hynix, Inc.	1,903,755	3,358,824
Apple, Inc.	10,396,629	3,008,369
Western Digital Corp.	4,442,387	2,837,441
Intel Corp. (a)	10,846,290	1,514,467
Shopify, Inc., Class A, subordinate voting shares (a)	11,926,837	1,361,806
AppLovin Corp., Class A (a)	2,189,150	1,127,916
ASML Holding NV (ADR)	311,231	619,175
ASML Holding NV	210,237	416,951
Strategy, Inc., Class A (a)	11,507,558	1,000,352
Constellation Software, Inc.	287,689	541,604
Applied Materials, Inc.	734,425	530,989
Amphenol Corp., Class A	2,855,189	503,427
Keysight Technologies, Inc. (a)	1,400,000	490,098
Cloudflare, Inc., Class A (a)	1,900,000	466,032
Seagate Technology Holdings PLC	444,020	428,479
MediaTek, Inc.	2,387,000	325,946
Hewlett Packard Enterprise Co.	6,000,000	270,660
Bending Spoons SpA, Class C (a)(b)(c)	6,559,735	183,673
SAP SE	1,145,502	175,425
Coherent Corp. (a)	436,708	172,268
Teradyne, Inc.	347,092	167,937
Advantest Corp.	755,400	153,554
ARM Holdings PLC (ADR) (a)(d)	414,723	147,048
Nokia Corp. (ADR)	11,000,000	146,080
Aurora Innovation, Inc., Class A (a)	20,266,392	138,217
Cisco Systems, Inc.	1,125,590	132,212
Fair Isaac Corp. (a)	90,000	107,530
Procore Technologies, Inc. (a)	2,600,000	105,612
Akamai Technologies, Inc. (a)	800,000	94,568
Arista Networks, Inc. (a)	459,000	77,975
Salesforce, Inc.	399,799	62,633
		63,330,854

Industrials 12.12%
TransDigm Group, Inc.	2,743,562	3,654,534
FTAI Aviation, Ltd. (e)	5,505,004	1,489,269
General Electric Co.	3,745,832	1,399,930
Rolls-Royce Holdings PLC	72,484,442	1,391,713
Ryanair Holdings PLC (ADR)	18,312,916	1,185,761
Boeing Co. (The) (a)	4,989,805	1,080,143
Union Pacific Corp.	3,920,506	1,066,378
Paychex, Inc.	8,567,985	842,490
Deere & Co.	1,294,062	820,862
GE Vernova, Inc.	594,727	698,721
ITT, Inc.	3,169,789	626,857
United Rentals, Inc.	468,769	531,064
RTX Corp.	2,605,176	494,280
Siemens AG	1,491,862	479,380
United Airlines Holdings, Inc. (a)	3,442,256	468,112
Ingersoll-Rand, Inc.	5,392,355	442,119
Lennox International, Inc.	685,842	392,953
Schneider Electric SE	1,060,631	347,976
Lifco AB, Class B	10,000,000	327,674
Waste Connections, Inc.	1,944,850	324,187
Caterpillar, Inc.	293,300	312,335
Carrier Global Corp.	3,989,065	292,598

1	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Northrop Grumman Corp.	539,829	$274,940
Verisk Analytics, Inc.	1,508,632	270,845
XPO, Inc. (a)	1,315,990	270,160
Comfort Systems USA, Inc.	126,356	250,431
Loar Holdings, Inc. (a)	2,870,001	231,351
Builders FirstSource, Inc. (a)	2,575,644	230,469
Quanta Services, Inc.	276,037	198,758
Watsco, Inc.	466,541	194,422
3M Co.	1,169,185	189,303
C.H. Robinson Worldwide, Inc.	1,000,000	188,340
BAE Systems PLC	7,551,501	184,741
Airbus SE, non-registered shares	712,194	158,518
SPX Technologies, Inc. (a)	629,191	154,259
DSV A/S	593,220	140,822
Waste Management, Inc.	499,102	111,240
ATI, Inc. (a)	458,641	90,398
Trane Technologies PLC	174,832	85,870
Equifax, Inc.	459,095	72,868
		21,967,071

Consumer discretionary 9.11%
Amazon.com, Inc. (a)	24,097,455	5,743,387
Starbucks Corp.	17,502,976	1,788,629
Royal Caribbean Cruises, Ltd.	5,455,859	1,732,399
MercadoLibre, Inc. (a)	688,828	1,169,210
Chipotle Mexican Grill, Inc. (a)	22,245,308	756,340
Restaurant Brands International, Inc. (d)	9,809,955	711,320
Carvana Co., Class A (a)	10,162,365	668,887
D.R. Horton, Inc.	3,896,941	634,734
Burlington Stores, Inc. (a)	1,296,447	410,714
Compagnie Financiere Richemont SA, Class A	1,625,039	377,083
Booking Holdings, Inc.	1,858,471	331,254
Tractor Supply Co.	9,651,204	305,075
Genuine Parts Co.	2,402,060	283,395
Wynn Resorts, Ltd.	2,800,000	271,852
Evolution AB (a)	3,356,344	231,298
Vail Resorts, Inc. (d)	1,335,902	181,883
Hilton Worldwide Holdings, Inc.	548,298	181,190
Amadeus IT Group SA, Class A, non-registered shares	3,095,735	177,791
LVMH Moet Hennessy-Louis Vuitton SE	281,193	155,716
Yum! Brands, Inc.	942,882	150,729
B&M European Value Retail PLC	40,039,390	103,607
Tesla, Inc. (a)	200,000	84,120
Marriott International, Inc., Class A	166,240	61,607
		16,512,220

Communication services 8.33%
Alphabet, Inc., Class C	19,082,074	6,742,269
Alphabet, Inc., Class A	9,923,078	3,546,211
Meta Platforms, Inc., Class A	6,849,498	3,858,254
T-Mobile US, Inc.	1,655,652	277,702
ROBLOX Corp., Class A (a)	4,241,675	230,662
Netflix, Inc. (a)	1,727,183	123,321
Spotify Technology SA (a)	258,440	118,657
Space Exploration Technologies Corp., Class A (a)(d)	568,100	97,066
Publicis Groupe SA	943,182	93,222
		15,087,364

Consumer staples 8.12%
Philip Morris International, Inc.	36,553,926	6,612,971
British American Tobacco PLC	64,180,206	3,958,514
Performance Food Group Co. (a)(e)	10,014,566	1,119,528
Nestle SA	6,366,171	653,768
Bunge Global SA	5,330,925	568,970

Fundamental Investors	2

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Mondelez International, Inc., Class A	7,225,736	$417,937
Keurig Dr Pepper, Inc.	8,911,791	291,683
Church & Dwight Co., Inc.	2,295,391	222,377
Procter & Gamble Co.	1,500,000	219,960
Imperial Brands PLC	5,120,733	189,334
Walmart, Inc.	1,145,970	129,792
Costco Wholesale Corp.	136,000	127,224
FHU US Holdings, LLC (b)(c)	22,440	92,349
Danone SA	855,881	70,194
Dollar Tree Stores, Inc. (a)	329,233	39,821
		14,714,422

Financials 7.77%
Visa, Inc., Class A	6,473,212	2,220,894
Truist Financial Corp.	22,403,835	1,116,159
JPMorgan Chase & Co.	2,770,991	907,028
Mastercard, Inc., Class A	1,582,211	812,624
KKR & Co., Inc.	7,608,691	698,326
Marsh & McLennan Cos., Inc.	4,150,442	691,754
Progressive Corp.	2,715,526	593,207
Adyen NV (a)	612,367	571,888
Brookfield Corp., Class A	12,715,150	541,538
Apollo Asset Management, Inc.	3,970,794	469,785
RenaissanceRe Holdings, Ltd.	1,446,042	458,251
BlackRock, Inc.	430,381	413,837
Bank of America Corp.	6,867,396	391,304
Morgan Stanley	1,733,729	362,419
Wells Fargo & Co.	4,290,599	354,575
Aon PLC, Class A	950,464	315,259
OneMain Holdings, Inc.	4,952,741	301,969
Citizens Financial Group, Inc.	4,000,000	280,280
Goldman Sachs Group, Inc.	262,431	265,415
Citigroup, Inc.	1,800,000	251,928
S&P Global, Inc.	611,113	248,882
Capital One Financial Corp.	1,221,911	245,140
Charles Schwab Corp. (The)	2,401,086	221,548
Intercontinental Exchange, Inc.	1,400,000	172,354
Block, Inc., Class A (a)	2,200,000	167,200
Rocket Companies, Inc., Class A (a)	9,830,293	154,827
Sampo Oyj, Class A	14,385,337	151,202
Arthur J. Gallagher & Co.	577,285	132,527
Synchrony Financial	1,504,169	114,392
Ares Management Corp., Class A	957,312	106,558
CME Group, Inc., Class A	429,208	94,782
Equitable Holdings, Inc.	2,134,480	93,661
Berkshire Hathaway, Inc., Class B (a)	175,071	87,604
Evercore, Inc., Class A	158,612	54,156
Checkout Payments Group, Ltd., Class B (a)(b)(c)	159,760	14,139
Credicorp, Ltd.	6,689	2,606
		14,080,018

Health care 6.55%
Eli Lilly and Co.	1,882,761	2,258,240
UnitedHealth Group, Inc.	4,911,351	2,041,305
Humana, Inc.	2,298,901	913,170
CVS Health Corp.	8,500,940	879,422
Thermo Fisher Scientific, Inc.	1,334,103	668,866
Vertex Pharmaceuticals, Inc. (a)	1,173,690	583,007
Jazz Pharmaceuticals PLC (a)	2,100,000	506,037
AstraZeneca PLC (GBP denominated)	2,283,468	427,188
Danaher Corp.	2,080,401	396,275
Abbott Laboratories	4,231,756	383,990
AbbVie, Inc.	1,331,318	335,013
Novo Nordisk AS, Class B	6,303,729	302,420
Mettler-Toledo International, Inc. (a)	198,931	254,136

3	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Amgen, Inc.	681,753	$246,876
Bristol-Myers Squibb Co.	3,897,734	224,587
Align Technology, Inc. (a)	1,288,759	217,362
McKesson Corp.	239,115	180,675
Alnylam Pharmaceuticals, Inc. (a)	600,000	180,618
Illumina, Inc. (a)	1,000,000	175,830
Boston Scientific Corp. (a)	4,100,000	174,988
Zimmer Biomet Holdings, Inc.	1,853,722	159,587
EssilorLuxottica SA	628,146	117,848
Merck & Co., Inc.	770,591	99,021
Rede D’Or Sao Luiz SA	13,701,880	92,128
DexCom, Inc. (a)	622,352	41,915
		11,860,504

Materials 2.81%
Grupo Mexico, SAB de CV, Series B	99,702,914	1,130,242
Wheaton Precious Metals Corp.	5,844,411	656,444
Wheaton Precious Metals Corp. (CAD denominated)	1,325,000	149,050
Lundin Mining Corp.	19,727,301	480,716
Glencore PLC	61,072,914	416,559
Linde PLC	613,974	318,616
Royal Gold, Inc.	1,451,090	289,652
Corteva, Inc.	3,377,354	286,028
First Quantum Minerals, Ltd. (a)	10,016,421	273,602
International Paper Co.	6,904,768	263,072
LyondellBasell Industries NV	4,204,195	221,351
Barrick Mining Corp.	4,287,706	157,487
BASF SE	2,481,830	132,666
Nucor Corp.	553,300	123,248
Air Products and Chemicals, Inc.	351,679	103,105
LG Chem, Ltd.	508,481	92,372
		5,094,210

Energy 2.57%
Canadian Natural Resources, Ltd. (CAD denominated)	28,233,602	1,117,201
TotalEnergies SE (EUR denominated)	8,225,369	638,953
ConocoPhillips	5,001,874	519,995
EOG Resources, Inc.	3,697,267	479,646
ONEOK, Inc.	5,234,403	455,079
Exxon Mobil Corp.	2,613,360	357,299
Cenovus Energy, Inc. (CAD denominated)	12,432,635	308,482
Shell PLC (GBP denominated)	7,864,637	304,631
Viper Energy, Inc., Class A	3,916,672	166,067
Chevron Corp.	636,238	105,463
Permian Resources Corp., Class A	5,701,103	104,957
BP PLC (ADR)	1,624,108	60,011
EQT Corp.	819,735	43,585
		4,661,369

Utilities 1.86%
FirstEnergy Corp.	17,339,509	824,320
Constellation Energy Corp.	2,568,212	637,867
CenterPoint Energy, Inc.	13,311,249	586,227
Atmos Energy Corp.	3,116,381	536,859
Southern Co. (The)	3,100,000	296,701
Brookfield Infrastructure Partners, LP (CAD denominated)	6,980,868	254,968
Engie SA	6,706,139	211,455
Entergy Corp.	92,882	10,669
Exelon Corp.	113,246	5,280
		3,364,346

Fundamental Investors	4

Common stocks (continued)	Shares	Value (000)
Real estate 1.71%
Welltower, Inc. REIT	7,552,712	$1,714,239
Public Storage REIT	1,939,571	617,385
Extra Space Storage, Inc. REIT	1,741,755	253,077
Rexford Industrial Realty, Inc. REIT	5,172,896	173,292
CoStar Group, Inc. (a)	5,469,000	154,882
Compass, Inc., Class A (a)	9,402,369	115,931
Digital Realty Trust, Inc. REIT	386,115	69,339
		3,098,145
Total common stocks (cost: $85,173,181,000)		173,770,523
Preferred securities 0.97%
Information technology 0.95%
Anthropic, PBC, Class H, preferred shares (a)(b)(c)	1,726,060	1,016,666
Strategy, Inc., Series A, 10.00% junior subordinated perpetual bonds noncumulative preferred shares	5,632,436	316,993
Strategy, Inc., Class A, 11.50% perpetual cumulative preferred shares	2,273,542	192,933
Strategy, Inc., Series A, 10.00% cumulative perpetual preferred shares	2,176,200	172,192
SiFive, Inc., Series G, preferred shares (a)(b)(c)	3,105,500	29,533
		1,728,317

Industrials 0.02%
Zipline International, Inc., Series H, preferred shares (a)(b)(c)	518,960	29,197
Total preferred securities (cost: $1,872,679,000)		1,757,514
Convertible stocks 0.50%
Communication services 0.39%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	8,937,947	454,852
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	5,169,912	260,047
		714,899

Information technology 0.11%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	1,600,000	122,736
Strategy, Inc. 8.00% perpetual convertible preferred shares	1,135,769	66,806
		189,542

Financials 0.00%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	202,050	8,051
Total convertible stocks (cost: $878,250,000)		912,492
Short-term securities 2.61%
Money market investments 2.61%
Capital Group Central Cash Fund 3.70% (e)(f)	47,261,511	4,725,679
Total short-term securities (cost: $4,725,733,000)		4,725,679
Total investment securities 99.98% (cost: $92,649,843,000)		181,166,208
Other assets less liabilities 0.02%		39,332
Net assets 100.00%		$181,205,540

5	Fundamental Investors

Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Common stocks 1.44%
Industrials 0.82%
FTAI Aviation, Ltd.	$510,978	$811,652	$66,458	$(2,839)	$235,936	$1,489,269	$3,852
ITT, Inc. (g)	782,684	17,347	279,809	135,787	(29,152)	—	3,067
TransDigm Group, Inc. (g)	3,690,481	247,463	289,213	7,322	(1,519)	—	—
						1,489,269
Consumer staples 0.62%
Performance Food Group Co. (a)	900,510	—	—	—	219,018	1,119,528	—
Financials 0.00%
OneMain Holdings, Inc. (g)	524,158	—	169,522	23,906	(76,573)	—	11,039
Total common stocks						2,608,797
Short-term securities 2.61%
Money market investments 2.61%
Capital Group Central Cash Fund 3.70% (f)	1,876,226	16,438,464	13,588,111	(575)	(325)	4,725,679	97,620
Total 4.05%				$163,601	$347,385	$7,334,476	$115,578
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class H, preferred shares (a)(b)	5/28/2026-6/03/2026	$1,016,666	$1,016,666	0.56%
Bending Spoons SpA, Class C (a)(b)	10/29/2025	116,674	183,673	0.10
FHU US Holdings, LLC (b)	10/14/2025	100,001	92,349	0.05
SiFive, Inc., Series G, preferred shares (a)(b)	3/2/2026	27,092	29,533	0.02
Zipline International, Inc., Series H, preferred shares (a)(b)	12/3/2025	29,199	29,197	0.01
Checkout Payments Group, Ltd., Class B (a)(b)	1/11/2022	49,613	14,139	0.01
Total		$1,339,245	$1,365,557	0.75%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2026. Refer to the investment portfolio for the security value at 6/30/2026.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Fundamental Investors	6

Financial statements
Statement of assets and liabilities at June 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $351,155 of investment securities on loan):
Unaffiliated issuers (cost: $86,233,490)	$173,831,732
Affiliated issuers (cost: $6,416,353)	7,334,476	$181,166,208
Cash		13,231
Cash denominated in currencies other than U.S. dollars (cost: $10,853)		10,848
Receivables for:
Sales of investments	364,349
Sales of fund’s shares	111,093
Dividends	180,397
Securities lending income	124
Other	27,758	683,721
		181,874,008
Liabilities:
Payables for:
Purchases of investments	452,412
Repurchases of fund’s shares	138,177
Investment advisory services	34,663
Services provided by related parties	28,248
Trustees’ deferred compensation	6,948
Other	8,020	668,468
Net assets at June 30, 2026		$181,205,540
Net assets consist of:
Capital paid in on shares of beneficial interest		$74,128,132
Total distributable earnings (accumulated loss)		107,077,408
Net assets at June 30, 2026		$181,205,540

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,751,038 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$95,735,608	924,700	$103.53
Class C	1,205,260	11,731	102.74
Class F-1	2,440,154	23,587	103.45
Class F-2	20,360,306	196,831	103.44
Class F-3	13,984,737	135,197	103.44
Class 529-A	5,309,711	51,427	103.25
Class 529-C	80,663	780	103.48
Class 529-E	127,408	1,235	103.12
Class 529-F-2	662,737	6,403	103.50
Class 529-F-3	27	— *	103.50
Class R-1	111,456	1,086	102.66
Class R-2	831,248	8,114	102.45
Class R-2E	108,919	1,061	102.65
Class R-3	1,905,561	18,478	103.13
Class R-4	1,619,728	15,700	103.16
Class R-5E	376,801	3,651	103.19
Class R-5	917,397	8,852	103.64
Class R-6	35,427,819	342,205	103.53
*
Amount less than one thousand.
Refer to the notes to financial statements.

7	Fundamental Investors

Financial statements (continued)
Statement of operations for the six months ended June 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $27,804; also includes $115,578 from affiliates)	$1,083,505
Interest from unaffiliated issuers	1,549
Securities lending income (net of fees)	398	$1,085,452
Fees and expenses*:
Investment advisory services	197,456
Distribution services	130,364
Transfer agent services	40,214
Administrative services	25,106
529 plan services	1,464
Reports to shareholders	1,099
Registration statement and prospectus	3,866
Trustees’ compensation	1,063
Auditing and legal	46
Custodian	2,615
Other	166	403,459
Net investment income		681,993
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $23,040):
Unaffiliated issuers	18,192,080
Affiliated issuers	163,601
Currency transactions	(16,156)	18,339,525
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,217,507
Affiliated issuers	347,385
Currency translations	(1,194)	4,563,698
Net realized gain (loss) and unrealized appreciation (depreciation)		22,903,223
Net increase (decrease) in net assets resulting from operations		$23,585,216
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Fundamental Investors	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2026*	2025

Operations:
Net investment income	$681,993	$1,400,041
Net realized gain (loss)	18,339,525	12,448,404
Net unrealized appreciation (depreciation)	4,563,698	19,159,699
Net increase (decrease) in net assets resulting from operations	23,585,216	33,008,144
Distributions paid to shareholders	(3,368,026)	(13,331,445)
Net capital share transactions	(783,036)	1,292,764
Total increase (decrease) in net assets	19,434,154	20,969,463
Net assets:
Beginning of period	161,771,386	140,801,923
End of period	$181,205,540	$161,771,386
*
Unaudited.
Refer to the notes to financial statements.

9	Fundamental Investors

Notes to financial statementsunaudited
1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Fundamental Investors	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

11	Fundamental Investors

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$54,097,260	$9,049,921	$183,673	$63,330,854
Industrials	18,936,247	3,030,824	—	21,967,071
Consumer discretionary	15,466,725	1,045,495	—	16,512,220
Communication services	14,994,142	93,222	—	15,087,364
Consumer staples	9,750,263	4,871,810	92,349	14,714,422
Financials	13,342,789	723,090	14,139	14,080,018
Health care	11,013,048	847,456	—	11,860,504
Materials	4,452,613	641,597	—	5,094,210
Energy	3,717,785	943,584	—	4,661,369
Utilities	3,152,891	211,455	—	3,364,346
Real estate	3,098,145	—	—	3,098,145
Preferred securities	509,926	172,192	1,075,396	1,757,514
Convertible stocks	912,492	—	—	912,492
Short-term securities	4,725,679	—	—	4,725,679
Total	$158,170,005	$21,630,646	$1,365,557	$181,166,208

Fundamental Investors	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

13	Fundamental Investors

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2026, the total value of securities on loan was $351,155,000, and the total value of collateral received was $362,494,000, which consisted entirely of U.S. government securities. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2026, the fund recognized $3,152,000 in EU reclaims (net of $160,000 in fees and the effect of realized gain or loss from currency translations) and $361,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Fundamental Investors	14

The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, December 31, 2025, were as follows (dollars in thousands):
Undistributed ordinary income	$274,676
Undistributed long-term capital gains	2,707,519
As of June 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$90,908,640
Gross unrealized depreciation on investments	(2,482,314)
Net unrealized appreciation (depreciation) on investments	88,426,326
Cost of investments	92,739,882
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$313,139	$1,432,261	$1,745,400	$617,032	$6,433,470	$7,050,502
Class C	—	18,119	18,119	414	88,893	89,307
Class T*	— †	— †	— †	— †	1	1
Class F-1	7,083	36,492	43,575	14,398	162,399	176,797
Class F-2	80,260	303,788	384,048	148,514	1,250,189	1,398,703
Class F-3	63,706	209,141	272,847	118,856	901,612	1,020,468
Class 529-A	16,531	79,450	95,981	32,561	354,249	386,810
Class 529-C	—	1,205	1,205	7	5,598	5,605
Class 529-E	249	1,913	2,162	553	8,836	9,389
Class 529-T*	— †	1	1	— †	2	2
Class 529-F-1*	— †	— †	— †	— †	2	2
Class 529-F-2	2,751	9,863	12,614	4,997	41,929	46,926
Class 529-F-3	— †	— †	— †	— †	2	2
Class R-1	—	1,687	1,687	32	7,935	7,967
Class R-2	—	12,570	12,570	193	58,674	58,867
Class R-2E	105	1,659	1,764	274	7,646	7,920
Class R-3	3,110	28,578	31,688	7,108	131,699	138,807
Class R-4	4,894	24,292	29,186	10,238	111,714	121,952
Class R-5E	1,479	5,643	7,122	2,838	24,807	27,645
Class R-5	4,052	13,644	17,696	8,383	64,333	72,716
Class R-6	162,950	527,411	690,361	322,797	2,388,260	2,711,057
Total	$660,309	$2,707,717	$3,368,026	$1,289,195	$12,042,250	$13,331,445
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.227% on such assets in excess of $144 billion. For the six months ended June 30, 2026, the investment advisory services fees were $197,456,000, which were equivalent to an annualized rate of 0.236% of average daily net assets.

15	Fundamental Investors

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2026, the 529 plan services fees were $1,464,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

Fundamental Investors	16

For the six months ended June 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$105,667	$22,658	$13,370	Not applicable
Class C	5,705	294	174	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	2,766	1,359	339	Not applicable
Class F-2	Not applicable	10,347	2,695	Not applicable
Class F-3	Not applicable	64	1,910	Not applicable
Class 529-A	5,414	1,161	736	$1,259
Class 529-C	378	18	11	19
Class 529-E	298	16	18	31
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	116	91	155
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	529	48	16	Not applicable
Class R-2	2,940	1,340	118	Not applicable
Class R-2E	307	102	15	Not applicable
Class R-3	4,463	1,305	268	Not applicable
Class R-4	1,897	749	228	Not applicable
Class R-5E	Not applicable	256	52	Not applicable
Class R-5	Not applicable	218	130	Not applicable
Class R-6	Not applicable	163	4,935	Not applicable

Total class-specific expenses	$130,364	$40,214	$25,106	$1,464
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,063,000 in the fund’s statement of operations reflects $210,000 in current fees (either paid in cash or deferred) and a net increase of $853,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $3,972,910,000 and $2,272,165,000, respectively, which generated $625,221,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.

17	Fundamental Investors

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class A	$1,789,099	18,504	$1,714,464	16,819	$(4,978,152)	(51,239)	$(1,474,589)	(15,916)
Class C	75,871	789	18,081	177	(198,452)	(2,072)	(104,500)	(1,106)
Class T2	—	—	—	—	(18)	— [3]	(18)	— [3]
Class F-1	105,741	1,091	43,216	424	(161,849)	(1,668)	(12,892)	(153)
Class F-2	2,630,109	26,918	373,272	3,670	(1,710,156)	(17,574)	1,293,225	13,014
Class F-3	1,234,656	12,670	270,706	2,667	(1,214,151)	(12,540)	291,211	2,797
Class 529-A	167,040	1,727	95,957	944	(308,232)	(3,192)	(45,235)	(521)
Class 529-C	7,895	81	1,205	12	(12,302)	(127)	(3,202)	(34)
Class 529-E	3,340	34	2,158	21	(9,369)	(97)	(3,871)	(42)
Class 529-T2	—	—	1	— [3]	(36)	— [3]	(35)	— [3]
Class 529-F-1[2]	—	—	— [3]	— [3]	(24)	— [3]	(24)	— [3]
Class 529-F-2	43,149	447	12,614	124	(40,094)	(415)	15,669	156
Class 529-F-3	—	—	1	— [3]	—	—	1	— [3]
Class R-1	7,008	72	1,682	17	(14,884)	(155)	(6,194)	(66)
Class R-2	42,128	443	12,563	123	(94,255)	(987)	(39,564)	(421)
Class R-2E	6,954	73	1,764	17	(9,513)	(97)	(795)	(7)
Class R-3	109,125	1,136	31,649	310	(201,812)	(2,097)	(61,038)	(651)
Class R-4	73,019	759	29,177	287	(155,584)	(1,615)	(53,388)	(569)
Class R-5E	26,099	273	7,118	70	(31,209)	(323)	2,008	20
Class R-5	45,773	471	17,678	174	(105,059)	(1,085)	(41,608)	(440)
Class R-6	2,119,093	21,739	687,771	6,773	(3,345,061)	(34,060)	(538,197)	(5,548)
Total net increase (decrease)	$8,486,099	87,227	$3,321,077	32,629	$(12,590,212)	(129,343)	$(783,036)	(9,487)
Refer to the end of the table(s) for footnote(s).

Fundamental Investors	18

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$3,226,280	37,395	$6,927,963	79,001	$(9,207,149)	(106,024)	$947,094	10,372
Class C	129,311	1,514	89,099	1,022	(378,629)	(4,447)	(160,219)	(1,911)
Class T	—	—	—	—	—	—	—	—
Class F-1	77,210	869	175,451	2,002	(301,449)	(3,489)	(48,788)	(618)
Class F-2	2,588,641	29,733	1,358,597	15,507	(3,138,853)	(36,468)	808,385	8,772
Class F-3	1,669,667	19,193	1,012,793	11,563	(2,194,101)	(25,374)	488,359	5,382
Class 529-A	302,774	3,500	386,713	4,422	(650,089)	(7,468)	39,398	454
Class 529-C	15,433	178	5,605	64	(31,776)	(369)	(10,738)	(127)
Class 529-E	8,293	96	9,377	107	(21,248)	(242)	(3,578)	(39)
Class 529-T	—	—	3	— [3]	—	—	3	— [3]
Class 529-F-1	—	—	2	— [3]	—	—	2	— [3]
Class 529-F-2	91,201	1,051	46,897	535	(81,073)	(931)	57,025	655
Class 529-F-3	—	—	2	— [3]	—	—	2	— [3]
Class R-1	9,461	111	7,950	91	(21,587)	(247)	(4,176)	(45)
Class R-2	86,556	1,013	58,851	676	(194,197)	(2,279)	(48,790)	(590)
Class R-2E	15,484	185	7,920	91	(38,209)	(426)	(14,805)	(150)
Class R-3	211,251	2,453	138,576	1,586	(441,951)	(5,108)	(92,124)	(1,069)
Class R-4	153,326	1,796	121,929	1,396	(367,906)	(4,264)	(92,651)	(1,072)
Class R-5E	53,612	626	27,639	316	(75,258)	(868)	5,993	74
Class R-5	94,287	1,096	72,653	829	(229,683)	(2,658)	(62,743)	(733)
Class R-6	2,357,466	27,633	2,701,045	30,837	(5,573,396)	(62,327)	(514,885)	(3,857)
Total net increase (decrease)	$11,090,253	128,442	$13,149,065	150,045	$(22,946,554)	(262,989)	$1,292,764	15,498
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $44,120,881,000 and $50,286,415,000, respectively, during the six months ended June 30, 2026.

19	Fundamental Investors

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2026[5,6]	$91.93	$.35	$13.16	$13.51	$(.34 )	$(1.57)	$(1.91)	$103.53	14.73%[7]	$95,736	.56%[8]	.56%[8]	.73%[8]
12/31/2025	80.72	.74	18.32	19.06	(.68 )	(7.17)	(7.85)	91.93	24.29	86,469.57		.57	.85
12/31/2024	71.49	.84	15.57	16.41	(.92 )	(6.26)	(7.18)	80.72	23.04	75,090.58		.58	1.04
12/31/2023	60.26	.83	14.55	15.38	(.84 )	(3.31)	(4.15)	71.49	25.88	65,454.60		.60	1.25
12/31/2022	75.96	.95	(13.65)	(12.70)	(.96 )	(2.04)	(3.00)	60.26	(16.67)	55,416.60		.60	1.48
12/31/2021	69.15	.96	14.18	15.14	(.94 )	(7.39)	(8.33)	75.96	22.49	70,646.59		.59	1.26
Class C:
6/30/2026[5,6]	91.26	(.01 )	13.06	13.05	—	(1.57)	(1.57)	102.74	14.31 [7]	1,205	1.31 [8]	1.31 [8]	(.02 )[8]
12/31/2025	80.19	.08	18.19	18.27	(.03 )	(7.17)	(7.20)	91.26	23.35	1,171	1.33	1.33	.09
12/31/2024	71.05	.23	15.47	15.70	(.30 )	(6.26)	(6.56)	80.19	22.13	1,183	1.33	1.33	.29
12/31/2023	59.90	.32	14.47	14.79	(.33 )	(3.31)	(3.64)	71.05	24.93	1,196	1.35	1.35	.49
12/31/2022	75.51	.46	(13.56)	(13.10)	(.47 )	(2.04)	(2.51)	59.90	(17.30)	1,180	1.35	1.35	.71
12/31/2021	68.77	.38	14.11	14.49	(.36 )	(7.39)	(7.75)	75.51	21.59	1,723	1.34	1.34	.51
Class F-1:
6/30/2026[5,6]	91.86	.31	13.15	13.46	(.30 )	(1.57)	(1.87)	103.45	14.70 [7]	2,440	.64 [8]	.64 [8]	.65 [8]
12/31/2025	80.67	.68	18.30	18.98	(.62 )	(7.17)	(7.79)	91.86	24.19	2,181.64		.64	.78
12/31/2024	71.44	.79	15.57	16.36	(.87 )	(6.26)	(7.13)	80.67	22.99	1,965.64		.64	.98
12/31/2023	60.22	.79	14.54	15.33	(.80 )	(3.31)	(4.11)	71.44	25.79	1,826.65		.65	1.20
12/31/2022	75.91	.91	(13.63)	(12.72)	(.93 )	(2.04)	(2.97)	60.22	(16.71)	1,640.65		.65	1.41
12/31/2021	69.10	.91	14.18	15.09	(.89 )	(7.39)	(8.28)	75.91	22.42	2,316.65		.65	1.20
Class F-2:
6/30/2026[5,6]	91.85	.44	13.15	13.59	(.43 )	(1.57)	(2.00)	103.44	14.83 [7]	20,360	.39 [8]	.39 [8]	.91 [8]
12/31/2025	80.66	.91	18.30	19.21	(.85 )	(7.17)	(8.02)	91.85	24.52	16,884.38		.38	1.04
12/31/2024	71.44	1.01	15.56	16.57	(1.09)	(6.26)	(7.35)	80.66	23.30	14,119.38		.38	1.25
12/31/2023	60.21	.97	14.55	15.52	(.98 )	(3.31)	(4.29)	71.44	26.16	12,357.38		.38	1.47
12/31/2022	75.91	1.09	(13.65)	(12.56)	(1.10)	(2.04)	(3.14)	60.21	(16.49)	10,345.39		.39	1.68
12/31/2021	69.11	1.12	14.17	15.29	(1.10)	(7.39)	(8.49)	75.91	22.73	14,149.38		.38	1.47
Class F-3:
6/30/2026[5,6]	91.85	.49	13.15	13.64	(.48 )	(1.57)	(2.05)	103.44	14.89 [7]	13,985	.28 [8]	.28 [8]	1.02 [8]
12/31/2025	80.66	1.00	18.30	19.30	(.94 )	(7.17)	(8.11)	91.85	24.67	12,161.28		.28	1.15
12/31/2024	71.44	1.09	15.56	16.65	(1.17)	(6.26)	(7.43)	80.66	23.44	10,245.28		.28	1.35
12/31/2023	60.21	1.04	14.55	15.59	(1.05)	(3.31)	(4.36)	71.44	26.27	8,837.28		.28	1.57
12/31/2022	75.91	1.16	(13.65)	(12.49)	(1.17)	(2.04)	(3.21)	60.21	(16.39)	7,606.28		.28	1.80
12/31/2021	69.11	1.20	14.17	15.37	(1.18)	(7.39)	(8.57)	75.91	22.86	10,052.28		.28	1.58
Class 529-A:
6/30/2026[5,6]	91.68	.34	13.12	13.46	(.32 )	(1.57)	(1.89)	103.25	14.71 [7]	5,310	.60 [8]	.60 [8]	.70 [8]
12/31/2025	80.52	.71	18.27	18.98	(.65 )	(7.17)	(7.82)	91.68	24.24	4,762.61		.61	.81
12/31/2024	71.33	.81	15.53	16.34	(.89 )	(6.26)	(7.15)	80.52	22.98	4,146.62		.62	1.01
12/31/2023	60.13	.80	14.52	15.32	(.81 )	(3.31)	(4.12)	71.33	25.81	3,607.64		.64	1.21
12/31/2022	75.81	.93	(13.63)	(12.70)	(.94 )	(2.04)	(2.98)	60.13	(16.69)	3,061.63		.63	1.44
12/31/2021	69.02	.93	14.16	15.09	(.91 )	(7.39)	(8.30)	75.81	22.46	3,815.63		.63	1.22
Class 529-C:
6/30/2026[5,6]	91.93	(.04 )	13.16	13.12	—	(1.57)	(1.57)	103.48	14.27 [7]	81	1.38 [8]	1.38 [8]	(.08 )[8]
12/31/2025	80.75	.04	18.32	18.36	(.01 )	(7.17)	(7.18)	91.93	23.29	75	1.38	1.38	.05
12/31/2024	71.50	.20	15.56	15.76	(.25 )	(6.26)	(6.51)	80.75	22.07	76	1.38	1.38	.24
12/31/2023	60.24	.29	14.56	14.85	(.28 )	(3.31)	(3.59)	71.50	24.87	81	1.40	1.40	.44
12/31/2022	75.90	.43	(13.63)	(13.20)	(.42 )	(2.04)	(2.46)	60.24	(17.34)	86	1.40	1.40	.66
12/31/2021	69.09	.35	14.17	14.52	(.32 )	(7.39)	(7.71)	75.90	21.52	133	1.38	1.38	.46
Refer to the end of the table(s) for footnote(s).

Fundamental Investors	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
6/30/2026[5,6]	$91.57	$.21	$13.11	$13.32	$(.20 )	$(1.57)	$(1.77)	$103.12	14.58%[7]	$127	.85%[8]	.85%[8]	.44%[8]
12/31/2025	80.44	.50	18.24	18.74	(.44 )	(7.17)	(7.61)	91.57	23.94	117.85		.85	.57
12/31/2024	71.26	.62	15.51	16.13	(.69 )	(6.26)	(6.95)	80.44	22.70	106.86		.86	.77
12/31/2023	60.07	.64	14.51	15.15	(.65 )	(3.31)	(3.96)	71.26	25.52	96.87		.87	.97
12/31/2022	75.73	.78	(13.61)	(12.83)	(.79 )	(2.04)	(2.83)	60.07	(16.89)	82.87		.87	1.21
12/31/2021	68.96	.75	14.14	14.89	(.73 )	(7.39)	(8.12)	75.73	22.16	105.86		.86	.99
Class 529-F-2:
6/30/2026[5,6]	91.90	.45	13.16	13.61	(.44 )	(1.57)	(2.01)	103.50	14.84 [7]	663	.37 [8]	.37 [8]	.93 [8]
12/31/2025	80.70	.92	18.31	19.23	(.86 )	(7.17)	(8.03)	91.90	24.55	574.37		.37	1.05
12/31/2024	71.47	1.01	15.57	16.58	(1.09)	(6.26)	(7.35)	80.70	23.31	451.37		.37	1.26
12/31/2023	60.24	.98	14.55	15.53	(.99 )	(3.31)	(4.30)	71.47	26.14	354.37		.37	1.48
12/31/2022	75.95	1.10	(13.66)	(12.56)	(1.11)	(2.04)	(3.15)	60.24	(16.48)	265.38		.38	1.71
12/31/2021	69.14	1.12	14.17	15.29	(1.09)	(7.39)	(8.48)	75.95	22.73	303.39		.39	1.47
Class 529-F-3:
6/30/2026[5,6]	91.90	.47	13.16	13.63	(.46 )	(1.57)	(2.03)	103.50	14.87 [7]	— [9]	.33 [8]	.33 [8]	.97 [8]
12/31/2025	80.70	.95	18.31	19.26	(.89 )	(7.17)	(8.06)	91.90	24.59	— [9]	.33	.33	1.09
12/31/2024	71.47	1.04	15.57	16.61	(1.12)	(6.26)	(7.38)	80.70	23.34	— [9]	.33	.33	1.29
12/31/2023	60.24	1.00	14.55	15.55	(1.01)	(3.31)	(4.32)	71.47	26.19	— [9]	.33	.33	1.52
12/31/2022	75.95	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.24	(16.45)	— [9]	.34	.34	1.74
12/31/2021	69.13	1.16	14.19	15.35	(1.14)	(7.39)	(8.53)	75.95	22.81	— [9]	.35	.33	1.52
Class R-1:
6/30/2026[5,6]	91.21	(.03 )	13.05	13.02	—	(1.57)	(1.57)	102.66	14.28 [7]	111	1.36 [8]	1.36 [8]	(.07 )[8]
12/31/2025	80.17	.05	18.19	18.24	(.03 )	(7.17)	(7.20)	91.21	23.30	105	1.36	1.36	.06
12/31/2024	71.04	.21	15.46	15.67	(.28 )	(6.26)	(6.54)	80.17	22.08	96	1.36	1.36	.26
12/31/2023	59.90	.32	14.46	14.78	(.33 )	(3.31)	(3.64)	71.04	24.90	94	1.36	1.36	.48
12/31/2022	75.51	.45	(13.56)	(13.11)	(.46 )	(2.04)	(2.50)	59.90	(17.30)	84	1.37	1.37	.70
12/31/2021	68.77	.36	14.11	14.47	(.34 )	(7.39)	(7.73)	75.51	21.55	114	1.37	1.37	.48
Class R-2:
6/30/2026[5,6]	91.02	(.03 )	13.03	13.00	—	(1.57)	(1.57)	102.45	14.29 [7]	831	1.37 [8]	1.37 [8]	(.07 )[8]
12/31/2025	80.02	.05	18.14	18.19	(.02 )	(7.17)	(7.19)	91.02	23.29	777	1.37	1.37	.06
12/31/2024	70.92	.21	15.44	15.65	(.29 )	(6.26)	(6.55)	80.02	22.09	730	1.36	1.36	.26
12/31/2023	59.81	.31	14.44	14.75	(.33 )	(3.31)	(3.64)	70.92	24.90	665	1.37	1.37	.48
12/31/2022	75.41	.44	(13.55)	(13.11)	(.45 )	(2.04)	(2.49)	59.81	(17.32)	587	1.39	1.39	.68
12/31/2021	68.70	.37	14.08	14.45	(.35 )	(7.39)	(7.74)	75.41	21.54	792	1.37	1.37	.48
Class R-2E:
6/30/2026[5,6]	91.17	.11	13.04	13.15	(.10 )	(1.57)	(1.67)	102.65	14.46 [7]	109	1.08 [8]	1.08 [8]	.22 [8]
12/31/2025	80.10	.30	18.17	18.47	(.23 )	(7.17)	(7.40)	91.17	23.66	97	1.07	1.07	.35
12/31/2024	70.99	.44	15.45	15.89	(.52 )	(6.26)	(6.78)	80.10	22.44	97	1.07	1.07	.55
12/31/2023	59.86	.50	14.46	14.96	(.52 )	(3.31)	(3.83)	70.99	25.27	85	1.08	1.08	.77
12/31/2022	75.47	.63	(13.56)	(12.93)	(.64 )	(2.04)	(2.68)	59.86	(17.08)	71	1.09	1.09	.98
12/31/2021	68.75	.58	14.10	14.68	(.57 )	(7.39)	(7.96)	75.47	21.89	104	1.08	1.08	.77
Class R-3:
6/30/2026[5,6]	91.58	.18	13.11	13.29	(.17 )	(1.57)	(1.74)	103.13	14.53 [7]	1,906	.92 [8]	.92 [8]	.37 [8]
12/31/2025	80.44	.43	18.25	18.68	(.37 )	(7.17)	(7.54)	91.58	23.85	1,752.92		.92	.50
12/31/2024	71.26	.57	15.51	16.08	(.64 )	(6.26)	(6.90)	80.44	22.63	1,625.92		.92	.70
12/31/2023	60.07	.60	14.52	15.12	(.62 )	(3.31)	(3.93)	71.26	25.46	1,499.93		.93	.92
12/31/2022	75.73	.73	(13.61)	(12.88)	(.74 )	(2.04)	(2.78)	60.07	(16.94)	1,375.93		.93	1.13
12/31/2021	68.96	.70	14.14	14.84	(.68 )	(7.39)	(8.07)	75.73	22.08	1,898.93		.93	.92
Refer to the end of the table(s) for footnote(s).

21	Fundamental Investors

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
6/30/2026[5,6]	$91.61	$.32	$13.11	$13.43	$(.31 )	$(1.57)	$(1.88)	$103.16	14.69%[7]	$1,620	.63%[8]	.63%[8]	.67%[8]
12/31/2025	80.46	.69	18.26	18.95	(.63 )	(7.17)	(7.80)	91.61	24.24	1,490.62		.62	.80
12/31/2024	71.28	.81	15.51	16.32	(.88 )	(6.26)	(7.14)	80.46	22.98	1,395.62		.62	1.00
12/31/2023	60.09	.80	14.52	15.32	(.82 )	(3.31)	(4.13)	71.28	25.82	1,336.63		.63	1.22
12/31/2022	75.75	.92	(13.60)	(12.68)	(.94 )	(2.04)	(2.98)	60.09	(16.69)	1,243.63		.63	1.43
12/31/2021	68.97	.92	14.16	15.08	(.91 )	(7.39)	(8.30)	75.75	22.45	1,821.63		.63	1.22
Class R-5E:
6/30/2026[5,6]	91.63	.42	13.12	13.54	(.41 )	(1.57)	(1.98)	103.19	14.82 [7]	377	.42 [8]	.42 [8]	.87 [8]
12/31/2025	80.48	.87	18.26	19.13	(.81 )	(7.17)	(7.98)	91.63	24.47	333.42		.42	1.00
12/31/2024	71.30	.97	15.52	16.49	(1.05)	(6.26)	(7.31)	80.48	23.23	286.42		.42	1.21
12/31/2023	60.10	.90	14.55	15.45	(.94 )	(3.31)	(4.25)	71.30	26.07	223.43		.43	1.37
12/31/2022	75.77	1.04	(13.61)	(12.57)	(1.06)	(2.04)	(3.10)	60.10	(16.54)	319.45		.45	1.60
12/31/2021	68.99	1.10	14.14	15.24	(1.07)	(7.39)	(8.46)	75.77	22.71	551.42		.42	1.45
Class R-5:
6/30/2026[5,6]	92.03	.47	13.17	13.64	(.46 )	(1.57)	(2.03)	103.64	14.85 [7]	917	.33 [8]	.33 [8]	.97 [8]
12/31/2025	80.80	.96	18.34	19.30	(.90 )	(7.17)	(8.07)	92.03	24.60	855.33		.33	1.10
12/31/2024	71.55	1.05	15.59	16.64	(1.13)	(6.26)	(7.39)	80.80	23.35	810.32		.32	1.30
12/31/2023	60.30	1.00	14.58	15.58	(1.02)	(3.31)	(4.33)	71.55	26.21	752.33		.33	1.51
12/31/2022	76.02	1.12	(13.66)	(12.54)	(1.14)	(2.04)	(3.18)	60.30	(16.45)	782.33		.33	1.73
12/31/2021	69.19	1.15	14.21	15.36	(1.14)	(7.39)	(8.53)	76.02	22.81	1,186.33		.33	1.52
Class R-6:
6/30/2026[5,6]	91.93	.49	13.16	13.65	(.48 )	(1.57)	(2.05)	103.53	14.90 [7]	35,428	.28 [8]	.28 [8]	1.02 [8]
12/31/2025	80.72	1.00	18.32	19.32	(.94 )	(7.17)	(8.11)	91.93	24.68	31,968.28		.28	1.15
12/31/2024	71.48	1.09	15.58	16.67	(1.17)	(6.26)	(7.43)	80.72	23.44	28,382.28		.28	1.35
12/31/2023	60.25	1.04	14.55	15.59	(1.05)	(3.31)	(4.36)	71.48	26.26	26,583.28		.28	1.57
12/31/2022	75.96	1.16	(13.66)	(12.50)	(1.17)	(2.04)	(3.21)	60.25	(16.39)	20,920.28		.28	1.80
12/31/2021	69.14	1.20	14.19	15.39	(1.18)	(7.39)	(8.57)	75.96	22.87	25,982.28		.28	1.58

	Six months ended June 30, 2026[5,6,7,11]	Year ended December 31,
		2025[11]	2024	2023	2022	2021
Portfolio turnover rate for all share classes[10]	27%	26%	28%	28%	27%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Fundamental Investors	22

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

23	Fundamental Investors

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Fundamental Investors

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 04, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: September 04, 2026